Consolidated Statements of Financial Position - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	₩ 1,928,182	₩ 2,900,311
Trade and other receivables, net	5,814,283	5,327,352
Other financial assets	972,631	720,555
Current income tax assets	9,030	2,079
Inventories, net	642,027	454,588
Current assets held for sale	7,230
Other current assets	304,860	311,135
Total current assets	9,678,243	9,716,020
Non-current assets
Trade and other receivables, net	828,832	709,011
Other financial assets	754,992	664,726
Property, plant and equipment, net	13,562,319	14,312,111
Investment properties, net	1,189,531	1,148,044
Intangible assets, net	2,632,704	3,022,803
Investments in associates and joint ventures	279,431	284,075
Deferred income tax assets	712,222	701,409
Other non-current assets	107,165	106,099
Total non-current assets	20,067,196	20,948,278
Total assets	29,745,439	30,664,298
Current liabilities
Trade and other payables	7,424,134	7,139,771
Borrowings	1,573,474	1,820,001
Other financial liabilities	37,223	233
Current income tax liabilities	68,880	88,739
Provisions	78,172	96,485
Deferred revenue	17,906	35,617
Other current liabilities	258,315	342,291
Total current liabilities	9,458,104	9,523,137
Non-current liabilities
Trade and other payables	1,001,369	1,188,311
Borrowings	5,110,188	6,300,790
Other financial liabilities	149,267	108,431
Defined benefit liabilities, net	395,079	378,404
Provisions	124,858	100,694
Deferred revenue	91,698	85,372
Deferred income tax liabilities	128,462	137,680
Other non-current liabilities	237,284	58,761
Total non-current liabilities	7,238,205	8,358,443
Total liabilities	16,696,309	17,881,580
Equity
Share capital	1,564,499	1,564,499
Share premium	1,440,258	1,440,258
Retained earnings	9,826,926	9,644,483
Accumulated other comprehensive income	30,985	(1,432)
Other components of equity	(1,205,302)	(1,217,934)
Equity attributable to owners of the Controlling Company	11,657,366	11,429,874
Non-controlling interest	1,391,764	1,352,844
Total equity	13,049,130	12,782,718
Total liabilities and equity	₩ 29,745,439	₩ 30,664,298